Consolidated Statements of Operations and Comprehensive Income		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues		$ 4,594,433	$ 5,907,981	$ 3,773,324	$ 4,686,925
Cost of revenues		(2,315,745)	(2,977,816)	(1,511,927)	(2,244,486)
Gross profit		2,278,688	2,930,165	2,261,397	2,442,439
Operating expenses:
General and administrative expenses		(5,166,145)	(6,643,146)	(6,683,728)	(4,987,498)
IPO related expenses					(5,003,802)
Total operating expenses		(5,166,145)	(6,643,146)	(6,683,728)	(9,991,300)
Loss from operations		(2,887,457)	(3,712,981)	(4,422,331)	(7,548,861)
Other income (expense), net:
Other income		42,802	55,039	176,540	265,208
Interest expense		(391,439)	(503,352)	(34,846)	(183,046)
Other expense		(18,585)	(23,898)	(20,870)	(81,088)
Total other income (expense), net		(367,222)	(472,211)	120,824	1,074
Loss before tax expense		(3,254,679)	(4,185,192)	(4,301,507)	(7,547,787)
Income tax expense				368,542	(23,086)
Net loss		(3,254,679)	(4,185,192)	(3,932,965)	(7,570,873)
Other comprehensive (loss) income:
Foreign currency translation adjustment, net of income tax		(52,673)	(67,732)	38,748	(1,200)
Total comprehensive loss		$ (3,307,352)	$ (4,252,924)	$ (3,894,217)	$ (7,572,073)
Net loss per share attributable to ordinary shareholders
Basic | (per share)	[1]	$ (0.56)	$ (0.72)	$ (1.11)	$ (3.73)
Diluted | (per share)	[1]	$ (0.56)	$ (0.72)	$ (1.11)	$ (3.73)
Weighted average number of ordinary shares used in computing net income per share
Basic	[1]	5,786,184	5,786,184	3,539,790	2,028,245
Diluted	[1]	5,786,184	5,786,184	3,539,790	2,028,245

[1]	Shares and per share data for the years ended December 31 2023, and 2024 are presented on a retroactive basis to give effect to the reverse stock split.